DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES	6 Months Ended
Dec. 31, 2025
DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES [Abstract]
DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES	DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES No dividends have been paid or proposed for the six months ended December 31, 2025 (December 31, 2024: nil).